UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                  (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1.  REPORT TO STOCKHOLDERS

Semi-Annual Reports are included here.  Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have an annual report to include here.

Semi-Annual Report 2015
September 30, 2015
(Unaudited)

Crescent Large Cap Macro Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Large Cap Macro Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Crescent Large Cap Macro Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Crescent Large Cap Macro Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Large Cap Macro Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  investment advisor risk, investment strategy risk, growth securities risk, large-cap company risk, management style risk, market risk, new fund risk, risks related to investing in other investment companies, and sector risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 30, 2015.

For More Information on Your Crescent Large Cap Macro Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2015
	Shares	Value (Note 1)

COMMON STOCKS - 93.83%

Consumer Discretionary - 17.21%
Comcast Corp.	2,200	$125,136
Hilton Worldwide Holdings, Inc.	5,960	136,722
Lowe's Cos., Inc.	4,600	317,032
* Mohawk Industries, Inc.	725	131,798
NIKE, Inc.	2,800	344,316
Starbucks Corp.	4,295	244,128
Starwood Hotels & Resorts Worldwide, Inc.	910	60,497
The Home Depot, Inc.	2,200	254,078
The Walt Disney Co.	4,445	454,279
Time Warner, Inc.	2,775	190,781
VF Corp.	995	67,869
		2,326,636
Consumer Staples - 9.25%
Costco Wholesale Corp.	1,540	222,638
PepsiCo, Inc.	3,300	311,190
The Coca-Cola Co.	7,000	280,840
The Kraft Heinz Co.	1,995	140,807
Walgreens Boots Alliance, Inc.	3,550	295,005
		1,250,480
Energy - 7.99%
ConocoPhillips	5,935	284,643
EOG Resources, Inc.	3,850	280,280
Occidental Petroleum Corp.	4,035	266,915
Schlumberger Ltd.	2,850	196,564
The Williams Cos., Inc.	1,415	52,143
		1,080,545
Financials - 9.41%
Bank of America Corp.	17,890	278,726
BB&T Corp.	3,890	138,484
BlackRock, Inc.	900	267,723
JPMorgan Chase & Co.	3,750	228,637
SunTrust Banks, Inc.	3,735	142,826
Wells Fargo & Co.	4,190	215,156
		1,271,552

Health Care - 15.08%
Aetna, Inc.	1,365	149,345
AmerisourceBergen Corp.	1,000	94,990
Bristol-Myers Squibb Co.	2,600	153,920
* Celgene Corp.	595	64,361
Eli Lilly & Co.	1,785	149,387

		(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - Continued
	Gilead Sciences, Inc.	1,400	$137,466
	Johnson & Johnson	4,400	410,740
	Medtronic PLC	3,000	200,820
*	Mylan NV	2,795	112,527
	Perrigo Co. PLC	1,200	188,724
	Pfizer, Inc.	10,100	317,241
*	Vertex Pharmaceuticals, Inc.	560	58,318
			2,037,839
Industrials - 12.22%
	General Electric Co.	11,610	292,804
	Honeywell International, Inc.	3,200	303,008
	Stanley Black & Decker, Inc.	2,165	209,962
	The Boeing Co.	1,700	222,615
	Union Pacific Corp.	1,670	147,645
	United Parcel Service, Inc.	3,200	315,808
	Waste Management, Inc.	3,195	159,143
			1,650,985
Information Technology - 19.18%
	Apple, Inc.	4,900	540,470
	Automatic Data Processing, Inc.	3,000	241,080
	Avago Technologies Ltd.	1,115	139,386
	Cisco Systems, Inc.	5,775	151,594
*	Electronic Arts, Inc.	2,190	148,373
*	Facebook, Inc.	1,570	141,143
*	Google, Inc.	700	446,859
	MasterCard, Inc.	2,550	229,806
	Microsoft Corp.	8,900	393,914
	Texas Instruments, Inc.	3,210	158,959
			2,591,584
Materials - 1.98%
	LyondellBasell Industries NV	860	71,690
	WestRock Co.	3,810	195,986
			267,676
Utilities - 1.51%
	NextEra Energy, Inc.	2,090	203,880
			203,880

	Total Common Stocks (Cost $10,939,194)		12,681,177

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2015
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 6.67%
§ Federated Prime Obligations Fund, 0.10%		900,997	$900,997

Total Short-Term Investment (Cost $900,997)			900,997

Total Value of Investments (Cost $11,840,191) - 100.50%			$13,582,174

Liabilities in Excess of Other Assets - (0.50)%			(67,995)

Net Assets - 100.00%			$13,514,179

* Non-income producing investment
§ Represents 7 day effective yield

The following acronyms are used in this portfolio:
NV - Netherlands security
PLC - Public Limited Company

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	17.21%	$2,326,636
Consumer Staples	9.25%	1,250,480
Energy	7.99%	1,080,545
Financials	9.41%	1,271,552
Health Care	15.08%	2,037,839
Industrials	12.22%	1,650,985
Information Technology	19.18%	2,591,584
Materials	1.98%	267,676
Utilities	1.51%	203,880
Short-Term Investment	6.67%	900,997
Liabilities in Excess of Other Assets	-0.50%	(67,995)
Total	100.00%	$13,514,177

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2015

Assets:
Investments, at value (cost $11,840,191)	$13,582,174
Receivables:
Fund shares sold	1,734
Dividends and interest	12,876
Prepaid expenses
Fund accounting fees	2,723
Administration fees	1,733
Registration and filing fees	1,300
Distribution expenses	93

Total assets	13,602,633

Liabilities:
Payables:
Fund shares repurchased	75,000
Accrued expenses
Professional fees	7,128
Custody fees	2,698
Insurance fees	1,086
Shareholder fulfillment expenses	873
Advisory fees	612
Compliance fees	499
Distribution and service fees - Advisor Class Shares	308
Securities pricing fees	250

Total liabilities	88,454

Net Assets	$13,514,179

Net Assets Consist of:
Paid in Interest	$10,110,351
Undistributed net investment income	50,342
Accumulated net realized gain on investments	1,611,503
Net unrealized appreciation on investments	1,741,983

Net Assets	$13,514,179

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	935,549
Net Assets	$12,035,617
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.86

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	115,410
Net Assets	$1,478,562
Net Asset Value and Redemption Price Per Share (a)	$12.81
Offering Price Per Share ($12.81 ÷ 96.00%)	$13.34
(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statement of Operations
(Unaudited)

For the period ended September 30, 2015

Investment Income:
Dividends	$152,955

Total Investment Income	152,955

Expenses:
Advisory fees (note 2)	48,284
Fund accounting fees (note 2)	18,554
Transfer agent fees (note 2)	14,499
Professional fees	13,125
Administration fees (note 2)	11,950
Registration and filing expenses	5,680
Custody fees (note 2)	4,609
Compliance service fees (note 2)	4,249
Trustee fees and meeting expenses	4,000
Distribution expenses	3,051
Securities pricing fees	3,051
Distribution and service fees - Advisor Class Shares (note 3)	2,021

Total Expenses	133,073

Advisory fees waived (note 2)	(30,460)

Net Expenses	102,613

Net Investment Income	50,342

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	609,902
Net change in unrealized depreciation on investments	(1,869,553)

Net Realized and Unrealized Loss on Investments	(1,259,651)

Net Decrease in Net Assets Resulting from Operations	$(1,209,309)

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statements of Changes in Net Assets

			September 30,	March 31,
For the period or fiscal year ended			2015 (a)	2015

Operations:
Net investment income			$50,342	$94,195
Net realized gain from investment transactions			609,902	1,328,232
Net change in unrealized appreciation (depreciation) on investments			(1,869,553)	40,338
Net Increase (Decrease) in Net Assets Resulting from Operations			(1,209,309)	1,462,765
Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-	(60,909)
Advisor Class Shares			-	(12,937)
Net realized gain from investment transactions
Institutional Class Shares			-	(1,252,209)
Advisor Class Shares			-	(296,278)
Decrease in Net Assets Resulting from Distributions			-	(1,622,333)
Beneficial Interest Transactions:
Shares sold			1,565,168	2,580,549
Reinvested dividends and distributions			-	1,451,596
Shares repurchased			(4,267,250)	(4,780,020)
Decrease in Beneficial Interest Transactions			(2,702,082)	(747,875)

Net Decrease in Net Assets			(3,911,391)	(907,443)
Net Assets:
Beginning of Period			17,425,570	18,333,013
End of Period			$13,514,179	$17,425,570

Undistributed Net Investment Income			$50,342	$102,500

	Period Ended		Year Ended
Share Information:	September 30, 2015 (a)		March 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	106,026	$1,511,680	125,547	$1,835,744
Reinvested dividends and distributions	-	-	84,722	1,142,380
Shares repurchased	(294,627)	(4,172,128)	(130,618)	(1,882,170)
Net Increase (Decrease) in Shares of
Beneficial Interest	(188,601)	$(2,660,448)	79,651	$1,095,954

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,848	$53,488	52,416	$744,805
Reinvested dividends and distributions	-	-	22,988	309,216
Shares repurchased	(6,885)	(95,122)	(202,259)	(2,897,850)
Net Decrease in Shares of
Beneficial Interest	(3,037)	$(41,634)	(126,855)	$(1,843,829)

(a) Unaudited.

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Financial Highlights
	Institutional Class
For a share outstanding during each of the	September 30,		March 31,
fiscal years or periods ended	2015	(g)	2015	2014	2013	2012 (f)

Net Asset Value, Beginning of Period	$14.03		$14.22	$12.23	$11.35	$10.00

Income from Investment Operations
Net investment income	0.07		0.08	0.07	0.06	0.01
Net realized and unrealized gain (loss) on
investments	(1.24)		0.96	2.47	0.88	1.34

Total from Investment Operations	(1.17)		1.04	2.54	0.94	1.35

Less Distributions:
From net investment income	-		(0.05)	(0.07)	(0.01)	-
From net realized gains from investment
transactions	-		(1.18)	(0.48)	(0.05)	-

Total Distributions	-		(1.23)	(0.55)	(0.06)	-

Net Asset Value, End of Period	$12.86		$14.03	$14.22	$12.23	$11.35

Total Return (c)(d)	(8.34)%	(b)	7.69%	21.02%	8.35%	13.50%	(b)

Net Assets, End of Period (in thousands)	$12,036		$15,769	$14,854	$13,503	$6,006

Ratios of:
Gross Expenses to Average Net Assets (e)	1.63%	(a)	1.42%	1.45%	1.57%	3.39%	(a)
Net Expenses to Average Net Assets (e)	1.25%	(a)	1.25%	1.25%	1.25%	1.22%	(a)
Net Investment Income to Average Net Assets	0.65%	(a)	0.54%	0.52%	0.67%	0.39%	(a)

Portfolio turnover rate	40.68%	(b)	60.99%	71.58%	88.87%	25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Total return does not reflect sales charge, if any.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012.
(g) Unaudited.

See Notes to Financial Statements						(Continued)

Crescent Large Cap Macro Fund

Financial Highlights
	Advisor Class
For a share outstanding during each of the	September 30,		March 31,
fiscal years or periods ended	2015	(h)	2015		2014	2013		2012 (f)

Net Asset Value, Beginning of Period	$13.99		$14.18		$12.21	$11.34		$10.00

Income from Investment Operations
Net investment income	0.03		0.04		0.04	0.06		-
Net realized and unrealized gain (loss) on
investments	(1.21)		1.00		2.45	0.86		1.34

Total from Investment Operations	(1.18)		1.04		2.49	0.92		1.34

Less Distributions:
From net investment income	-		(0.05)		(0.04)	0.00	(g)	-
From net realized gains from investment
transactions	-		(1.18)		(0.48)	(0.05)		-

Total Distributions	-		(1.23)		(0.52)	(0.05)		-

Net Asset Value, End of Period	$12.81		$13.99		$14.18	$12.21		$11.34

Total Return (c)(d)	(8.43)%	(b)	7.68%		20.65%	8.17%		13.40%	(b)

Net Assets, End of Period (in thousands)	$1,479		$1,657		$3,479	$3,053		$4,331

Ratios of:
Gross Expenses to Average Net Assets (e)	1.88%	(a)	1.67%	(a)	1.70%	1.84%		3.57%	(a)
Net Expenses to Average Net Assets (e)	1.50%	(a)	1.50%	(a)	1.50%	1.50%		1.49%	(a)
Net Investment Income to Average Net Assets	0.40%	(a)	0.31%	(a)	0.27%	0.43%		0.06%	(a)

Portfolio turnover rate	40.68%	(b)	60.99%	(b)	71.58%	88.87%		25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Total return does not reflect sales charge, if any.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012.
(g) Actual amount is less than $0.01 per share.
(h) Unaudited.

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Crescent Large Cap Macro Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is capital appreciation.  The Fund seeks to achieve its investment objective by investing at least 80% of net assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "large-cap" companies.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge of 4.00% of the offering price, as well as distribution plan fees, which is further discussed in Note 3. Both share classes are subject to redemption fees within 60 days of the issuance of such shares of 1.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2015 for the Fund's assets measured at fair value:

Crescent Large Cap Macro Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$12,681,177	$12,681,177	$-	$-
Short-Term Investment	900,997	900,997	-	-
Total Assets	$13,582,174	$13,582,174	$-	$-

*Refer to Schedule of Investments for breakdown by Industry.
(a) The fund had no transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2015.  The Fund recognizes transfers into and out of the Fund at the end of each period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund's shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2016.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.60% of the Fund's average daily net assets.  For the period ended September 30, 2015, $48,284 in advisory fees were incurred by the Fund, of which $30,460 were waived by the Advisor.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,750	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%

The Fund incurred $11,950 in administration fees, $18,554 in fund accounting fees, and $4,609 in custody fees for the period ended September 30, 2015.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Advisor or the Administrator.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum of the Advisor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class or support servicing of shareholder accounts.  For the period ended September 30, 2015, $2,021 in fees were incurred and paid by the Fund.

4.  Purchases and Sales of Investment Securities

For the period ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
September 30, 2015	$6,171,412	$9,138,509

There were no long-term purchases or sales of U.S Government Obligations during the period ended September 30, 2015.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of September 30, 2015, open taxable years consisted of the taxable years ended March 31, March 31, 2014, and March 31, 2015. No examination of the Fund's tax returns is currently in progress.

At September 30, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$11,840,191

Unrealized Appreciation	2,181,649
Unrealized Depreciation	(439,666)
Net Unrealized Appreciation	1,741,983

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

Crescent Large Cap Macro Fund

Additional Information
(Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statemen t of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.  Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.    Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 916.60	$6.00
	$1,000.00	$1,018.81	$6.32
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Crescent Large Cap Macro Fund

Additional Information
(Unaudited)

Advisor Class Shares	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 915.70	$7.20
	$1,000.00	$1,017.55	$7.58
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Crescent Large Cap Macro Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365	Post Office Box 3181
Rocky Mount, North Carolina 27803	Greenwood, South Carolina 29648

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Semi-Annual Report 2015
September 30, 2015
(Unaudited)

Crescent Strategic Income Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Strategic Income Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Crescent Strategic Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Crescent Strategic Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Strategic Income Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Government debt markets may be illiquid or disrupted, inflation risk, interest rate and credit risk, investment advisor risk, investment-grade securities risk, lower-rated securities or "junk bonds" risk, maturity risk, risks of investing in municipal securities, market risk, new fund risk, risks of investing in corporate debt securities, sector risk, preferred stock risk, convertible securities risk, warrants risk, and risks related to investing in other investment companies.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 30, 2015.

For More Information on Your Crescent Strategic Income Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 81.56%
Albemarle Corp.	$250,000	4.250%	12/15/2020	$266,232
American Express Credit Corp.	225,000	2.125%	7/27/2018	226,998
AT&T, Inc.	300,000	5.800%	2/15/2019	333,585
AT&T, Inc.	300,000	3.875%	8/15/2021	311,572
* Bayer Corp.	300,000	7.125%	10/1/2015	300,000
Commonwealth Edison Co.	75,000	4.000%	8/1/2020	79,991
ConocoPhillips	25,000	5.200%	5/15/2018	27,205
Corning, Inc.	200,000	6.625%	5/15/2019	230,467
CR Bard, Inc.	300,000	2.875%	1/15/2016	301,738
Delmarva Power & Light Co.	280,000	3.500%	11/15/2023	289,718
Diageo Capital PLC	180,000	4.850%	5/15/2018	193,485
Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	50,000
Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	129,559
EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	140,638
EMC Corp.	200,000	2.650%	6/1/2020	201,918
Entergy Gulf States Louisiana LLC	305,000	3.950%	10/1/2020	327,168
General Electric Capital Corp.	150,000	5.625%	5/1/2018	166,059
Hospira, Inc.	175,000	5.800%	8/12/2023	202,677
John Deere Capital Corp.	200,000	5.750%	9/10/2018	223,111
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	215,941
Matson Navigation Co., Inc.	101,000	5.273%	7/29/2029	113,090
McKesson Corp.	75,000	5.700%	3/1/2017	79,509
Morgan Stanley	125,000	7.300%	5/13/2019	145,954
National City Bank of Indiana	300,000	4.250%	7/1/2018	318,704
* New York Life Global Funding	200,000	1.650%	5/15/2017	201,425
Nordstrom, Inc.	250,000	4.750%	5/1/2020	277,522
Northern States Power Co.	250,000	5.250%	10/1/2018	276,679
PepsiCo, Inc.	350,000	3.125%	11/1/2020	366,487
PNC Bank	100,000	2.200%	1/28/2019	101,078
Prudential Financial, Inc.	300,000	5.500%	3/15/2016	306,250
Public Service Co. of Colorado	300,000	3.200%	11/15/2020	314,115
SCANA Corp.	300,000	4.750%	5/15/2021	316,230
Snap-on, Inc.	250,000	4.250%	1/15/2018	265,849
Susquehanna Bancshares, Inc.	150,000	5.375%	8/15/2022	167,792
Texas Instruments, Inc.	350,000	2.250%	5/1/2023	338,462
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	139,082
The Goldman Sachs Group, Inc.	200,000	6.150%	4/1/2018	220,269
The Hillshire Brands Co.	365,000	4.100%	9/15/2020	382,055
The Huntington National Bank	350,000	2.200%	4/1/2019	350,254
Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	201,733
The Travelers Cos., Inc.	250,000	5.900%	6/2/2019	285,803
Tyco Electronics Group	195,000	3.450%	8/1/2024	197,614

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Wal-Mart Stores, Inc.	$275,000	3.625%	7/8/2020	$297,230
Wells Fargo & Co.	200,000	5.625%	12/11/2017	217,487
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	273,873
Zimmer Biomet Holdings, Inc.	125,000	4.625%	11/30/2019	135,496

Total Corporate Bonds (Cost $10,436,015)				10,508,104

FEDERAL AGENCY OBLIGATIONS - 2.46%
Freddie Mac REMICS	27,254	3.000%	12/15/2026	28,215
Fannie Mae REMICS	20,648	3.500%	8/25/2029	21,439
Government National Mortgage Association,
Series 115	250,000	4.000%	9/20/2038	267,825

Total Federal Agency Obligations (Cost $325,554)				317,479

UNITED STATES TREASURY NOTE - 0.38%
United States Treasury Note	50,000	1.625%	11/15/2022	49,516

Total United States Treasury Note (Cost $47,733)				49,516

PREFERRED STOCKS - 5.00%	Shares	Dividend Rate

Consumer Discretionary - 0.50%
Comcast Corp.	2,500	5.000%		63,750
				63,750
Financials - 4.50%
BB&T Corp.	3,500	5.625%		86,835
Public Storage	3,000	6.500%		76,320
Raymond James Financial, Inc.	3,000	6.900%		79,020
State Street Corp.	3,000	6.000%		75,750
The Bank of New York Mellon Corp.	3,500	5.200%		87,325
The Goldman Sachs Group, Inc.	3,500	6.125%		88,585
US Bancorp	3,500	5.150%		85,890
				579,725

Total Preferred Stocks (Cost $635,920)				643,475

COMMON STOCKS - 0.70%	Shares
Health Care - 0.36%
Johnson & Johnson	500			46,675
				46,675

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2015
	Shares		Value (Note 1)

COMMON STOCKS - Continued

Telecommunications - 0.34%
Verizon Communications, Inc.	1,000		$43,510
			43,510

Total Common Stocks (Cost $92,571)			90,185

EXCHANGE-TRADED PRODUCT - 0.39%
SPDR Barclays Short Term High Yield Bond ETF	1,845		49,704

Exchange-Traded Product (Cost $55,719)			49,704

SHORT-TERM INVESTMENT - 9.02%
§ Federated Prime Obligations Fund, 0.10%	1,161,627		1,161,627

Short-Term Investment (Cost $1,161,627)			1,161,627

Total Value of Investments (Cost $12,755,139) - 99.51%			$12,820,091

Other Assets Less Liabilities - 0.49%			63,115

Net Assets - 100.00%			$12,883,206

* Rule 144-A Security	The following acronyms are used in this portfolio:
§ Represents 7 day effective yield	PLC - Public Limited Company (British)
	LLC - Limited Liability Company

Summary of Investments by Type
	% of Net
Sector	Assets	Value
Corporate Bonds	81.56%	$10,508,104
Federal Agency Obligations	2.46%	317,479
United States Treasury Note	0.38%	49,516
Preferred Stocks	5.00%	643,475
Health Care	0.36%	46,675
Telecommunications	0.34%	43,510
Exchange-Traded Product	0.39%	49,704
Short-Term Investment	9.02%	1,161,627
Other Assets less Liabilities	0.49%	63,115
Total	100.00%	$12,883,206

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2015

Assets:
Investments, at value (cost $12,755,139)	$12,820,089
Receivables:
Fund shares sold	341
Due from advisor	3,935
Dividends and interest	126,347
Prepaid expenses
Fund accounting fees	2,737
Administration fees	1,899
Registration and filing fees	1,288
Compliance fees	751
Securities pricing fees	312
Distribution expenses	89

Total assets	12,957,788

Liabilities:
Payables:
Distribution Payable	2,317
Fund shares repurchased	58,031
Accrued expenses
Professional fees	8,533
Custody fees	3,545
Insurance fees	1,151
Shareholder fulfillment expenses	871
Distribution and service fees - Advisor Class Shares	134

Total liabilities	74,582

Net Assets	$12,883,206

Net Assets Consist of:
Paid in Interest	$12,813,446
Accumulated net investment loss	(676)
Accumulated net realized gain on investments	5,486
Net unrealized appreciation on investments	64,950

Net Assets	$12,883,206

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,263,576
Net Assets	$12,705,069
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.05

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	17,721
Net Assets	$178,137
Net Asset Value and Redemption Price Per Share (a)	$10.05
Offering Price Per Share ($10.05 ÷ 96.00%)	$10.47
(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Operations
(Unaudited)

For the period ended September 30, 2015

Investment Income:
Interest	$142,953
Dividends	26,041

Total Investment Income	168,994

Expenses:
Advisory fees (note 2)	23,592
Fund accounting fees (note 2)	18,423
Transfer agent fees (note 2)	14,499
Professional fees	13,125
Administration fees (note 2)	11,987
Registration and filing expenses	5,786
Custody fees (note 2)	4,348
Trustee fees and meeting expenses	4,000
Securities pricing fees	4,000
Compliance service fees (note 2)	2,999
Distribution expenses	3,051
Distribution and service fees - Advisor Class Shares (note 3)	219

Total Expenses	106,029

Expenses reimbursed by advisor (note 2)	(21,552)
Advisory fees waived (note 2)	(23,592)

Net Expenses	60,885

Net Investment Income	108,109

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(4,615)
Net change in unrealized depreciation on investments	(114,392)

Net Realized and Unrealized Loss on Investments	(119,007)

Net Decrease in Net Assets Resulting from Operations	$(10,898)

See Notes to Financial Statements

Crescent Strategic Income Fund

Statements of Changes in Net Assets

			September 30,	March 31,
For the period or year ended			2015 (a)	2015

Operations:
Net investment income			$108,109	$202,126
Net realized gain (loss) from investment transactions			(4,615)	25,768
Net change in unrealized appreciation (depreciation) on investments			(114,392)	199,658
Net Increase (Decrease) in Net Assets Resulting from Operations			(10,898)	427,552
Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(107,590)	(193,977)
Advisor Class Shares			(1,195)	(8,711)
Capital Gains
Institutional Class Shares			-	(30,808)
Advisor Class Shares			-	(1,988)
Decrease in Net Assets Resulting from Distributions			(108,785)	(235,484)
Beneficial Interest Transactions:
Shares sold			2,246,907	1,677,483
Reinvested dividends and distributions			95,630	199,422
Shares repurchased			(2,431,403)	(1,923,209)
Decrease from Beneficial Interest Transactions			(88,866)	(46,304)

Net Increase (Decrease) in Net Assets			(208,549)	145,764
Net Assets:
Beginning of Period			13,091,755	12,945,991
End of Period			$12,883,206	$13,091,755

Accumulated Net Investment Loss			$(676)	$-

	Period Ended		Year Ended
Share Information:	September 30, 2015 (a)		March 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	221,193	$2,233,570	158,715	$1,596,193
Reinvested dividends and distributions	9,392	94,435	18,720	188,723
Shares repurchased	(241,020)	(2,423,079)	(100,521)	(1,015,282)
Net Increase (Decrease) in Shares of
Beneficial Interest	(10,435)	$(95,074)	76,914	$769,634

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,325	$13,337	8,073	$81,290
Reinvested dividends and distributions	119	1,195	1,063	10,699
Shares repurchased	(830)	(8,324)	(89,988)	(907,927)
Net Increase (Decrease) in Shares of
Beneficial Interest	615	$6,208	(80,852)	$(815,938)

(a) Unaudited.

See Notes to Financial Statements

Crescent Strategic Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,
fiscal years or periods ended	2015		2015		2014	2013	2012 (f)

Net Asset Value, Beginning of Period	$10.14		$10.00		$10.16	$9.96	$10.00

Income (Loss) from Investment Operations
Net investment income	0.08		0.15	(g)	0.14	0.11	0.02
Net realized and unrealized gain (loss) on
investment transactions	(0.09)		0.16		(0.13)	0.24	(0.04)

Total from Investment Operations	(0.01)		0.32		0.01	0.35	(0.02)

Less Distributions:
From net investment income	(0.08)		(0.15)		(0.14)	(0.11)	(0.02)
From capital gains	-		(0.02)		(0.03)	(0.04)	-

Total Distributions	(0.08)		(0.17)		(0.17)	(0.15)	(0.02)

Net Asset Value, End of Period	$10.05		$10.14		$10.00	$10.16	$9.96

Total Return (c)(d)	(0.08)%	(b)	3.20%		0.14%	3.52%	(0.24)%	(b)

Net Assets, End of Period (in thousands)	$12,705		$12,918		$11,968	$10,999	$8,469

Ratios of:
Gross Expenses to Average Net Assets (e)	1.57%	(a)	1.52%		1.58%	1.61%	4.40%	(a)
Net Expenses to Average Net Assets (e)	0.90%	(a)	0.90%		0.90%	0.90%	0.89%	(a)
Net Investment Income to Average Net Assets	1.61%	(a)	1.52%		1.41%	1.04%	0.85%	(a)

Portfolio turnover rate	10.05%	(b)	24.54%		28.98%	40.15%	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Total return does not reflect sales charge, if any.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012.
(g)	Calculated using the average shares method.

See Notes to Financial Statements							(Continued)

Crescent Strategic Income Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	September 30,		March 31,
fiscal years or periods ended	2015		2015		2014	2013	2012 (f)

Net Asset Value, Beginning of Period	$10.14		$9.98		$10.16	$9.96	$10.00

Income (Loss) from Investment Operations
Net investment income	0.06		0.12	(h)	0.11	0.08	0.01
Net realized and unrealized gain (loss) on
investment transactions	(0.08)		0.18		(0.15)	0.23	(0.05)

Total from Investment Operations	(0.02)		0.30		(0.04)	0.31	(0.04)

Less Distributions:
From net investment income	(0.07)		(0.12)		(0.11)	(0.07)	0.00	(g)
From capital gains	-		(0.02)		(0.03)	(0.04)	-

Total Distributions	(0.07)		(0.14)		(0.14)	(0.11)	0.00	(g)

Net Asset Value, End of Period	$10.05		$10.14		$9.98	$10.16	$9.96

Total Return (c)(d)	(0.21)%	(b)	3.06%		(0.32)%	3.21%	(0.39)%	(b)

Net Assets, End of Period (in thousands)	$178		$173		$978	$946	$1,036

Ratios of:
Gross Expenses to Average Net Assets (e)	1.82%	(a)	1.75%		1.83%	1.85%	3.79%	(a)
Net Expenses to Average Net Assets (e)	1.15%	(a)	1.15%		1.15%	1.15%	1.04%	(a)
Net Investment Income to Average Net Assets	1.36%	(a)	1.22%		1.15%	0.78%	0.31%	(a)

Portfolio turnover rate	10.05%	(b)	24.54%		28.98%	40.15%	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Total return does not reflect sales charge, if any.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 27, 2011 (Date of Initial Public Investment) to March 31, 2012.
(g) Actual amount is less than $0.01 per share.
(h)	Calculated using the average shares method.

See Notes to Financial Statements

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Crescent Strategic Income Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is total return consistent with preservation of capital.  The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent quality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge fee of 4.00%, redemption fees for certain redemptions within 60 days of the issuance of such shares of 1.00%, and distribution plan fees as described in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
All investments in securities are recorded at their estimated fair value, as described below (Fair Value Measurement).

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Fund's major categories of investments measured at fair value on a recurring basis follows.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Equity securities (common stock, preferred stock, exchange-traded products). Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in level 2.

Corporate bonds.  Debt securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate, and maturity.  Most corporate bonds are categorized in level 2 of the fair value hierarchy. However, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government obligations (treasury notes). U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar obligations, broker quotes, yields, bids, offers, and reference data. Certain obligations are valued principally using dealer quotations. U.S. government obligations are categorized in level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. agency obligations (federal agency obligations). U.S. agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt obligations are generally valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to-be-announced (TBA) obligations and mortgage pass-through certificates. TBA obligations and mortgage pass-throughs are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these obligations are typically categorized in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2015 for the Fund's assets measured at fair value:

Crescent Strategic Income Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$10,508,104	$-	$10,508,104	$-
Federal Agency Obligations	317,479	-	317,479	-
United States Treasury Note	49,516	-	49,516	-
Preferred Stocks*	643,475	643,475	-	-
Common Stocks*	90,185	90,185	-	-
Exchange-Traded Product	49,704	49,704	-	-
Short-Term Investment	1,161,627	1,161,627	-	-
Total Assets	$12,820,090	$1,944,991	$10,875,099	$-

*Refer to Schedule of Investments for breakdown by Industry.
(a) The fund had no transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2015.  The Fund recognizes transfers into and out of the Fund at the end of each period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund's shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.35% of the Fund's average daily net assets.  For the period ended September 30, 2015, $23,592 in advisory fees were incurred and waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% of the average daily net assets of the Fund for the current fiscal year.  Additionally, the Advisor reimbursed the Fund for $21,552 of the expenses incurred.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2016.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,750	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%

The Fund incurred $11,987 in administration fees, $4,348 in custody fees, and $18,423 in fund accounting fees for the period ended September 30, 2015.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the
Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Advisor or the Administrator.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum of the Advisor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class or support servicing of shareholder accounts.  For the period ended September 30, 2015, $219 in fees were incurred and paid by the Fund.

4.  Purchases and Sales of Investment Securities

For the period ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
September 30, 2015	$1,296,739	$2,468,850

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

There were no long-term purchases or sales of U.S Government Obligations during the period ended September 30, 2015.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of September 30, 2015, open taxable years consisted of the taxable years ended March 31, 2013, March 31, 2014, and March 31, 2015. No examination of the Fund's tax returns is currently in progress.

At September 30, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$12,755,139
Unrealized Appreciation	109,043
Unrealized Depreciation	(44,093)
Net Unrealized Appreciation	64,950

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

Crescent Strategic Income Fund

Additional Information
(Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.  Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 999.20	$4.50
	$1,000.00	$1,020.57	$4.55
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Crescent Strategic Income Fund

Additional Information
(Unaudited)

Advisor Class Shares	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 997.90	$5.75
	$1,000.00	$1,019.32	$5.81
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Crescent Strategic Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365	Post Office Box 3181
Rocky Mount, North Carolina 27803	Greenwood, South Carolina 29648

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: December 4, 2015	Katherine M. Honey President and Principal Executive Officer The Crescent Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: December 4, 2015	Katherine M. Honey President and Principal Executive Officer The Crescent Funds

By: (Signature and Title)	/s/ Ashley E. Harris
Date: December 4, 2015	Ashley E. Harris Treasurer and Principal Financial Officer The Crescent Funds